Other Current Assets	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Other Current Assets [Abstract]
OTHER CURRENT ASSETS	7. OTHER CURRENT ASSETS
	December 31, 2023	June 30, 2023
	US$	US$
Other receivables	9,900	9,679
7. OTHER CURRENT ASSETS
	June 30, 2023	June 30, 2022
	US$	US$
Other receivables	9,679	12,071
Other tax receivables	—	306,248
	9,679	318,319
7. OTHER CURRENT ASSETS
	June 30, 2022	June 30, 2021
	US$	US$
Other receivables	12,071	112,865
Other tax receivables	306,248	—
	318,319	112,865